Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020
Accounting Policies [Abstract]
Summary of Potentially Dilutive Securities that Have Been Excluded from the Calculation of Diluted Net Loss Per Share Due to their Anti-Dilutive Effect

The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	Three Months Ended June 30,
	2020	2019
Preferred stock as converted	10,000	—
Restricted stock (unvested) (Note 3)	900,000	—
Options	5,238,554	3,123,356
Restricted stock units (unvested)	127,200	—
Earnout shares (Note 3)	10,000,000	—

Total	16,275,754	3,123,356

The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	Years Ended March 31,
	2020	2019
Preferred stock as converted	10,000	—
Restricted stock (unvested) (See Note 3)	1,800,000	—
Options	3,873,888	189,269
Warrants (See Note 9)	5,750,000	—
Earnout shares (See Note 3)	20,000,000	—

Total	31,433,888	189,269